NONCONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Effects of changes in noncontrolling interests on equity
Net loss attributable to Select Energy Services, Inc. and its Predecessor	$ 1,224	$ (7,164)	$ (285,359)	$ (1,043)
Transfers from noncontrolling interests:
Increase in additional paid-in capital as a result of the contribution of proceeds from the IPO to SEC holdings, LLC in exchange for common units		87,835		$ 300
Increase in additional paid-in capital as a result of the cotribution of assets acquired to SES Holdings, LLC in exchange for common units		4,360
Increase in contributed capital due to purchase of noncontrolling interest			135
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrollig interests		$ 85,031	$ (285,224)